Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000719423_SupplementTextBlock

VALIC COMPANY I

Supplement to the Prospectus dated October 1, 2012

At a meeting held on July 16, 2013, the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including a majority of the directors who are not interested persons of VC I, as defined in the Investment Company Act of 1940, as amended, approved an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and Goldman Sachs Asset Management, L.P. (“GSAM”) with respect to the Small-Mid Growth Fund ( the “Fund”).

The Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into sub-advisory agreements without a shareholder vote. Shareholders of record on June 30, 2013 will receive a notice explaining how to access an information statement that contains additional information you should know about the terminations and approval.

The effective date of the Sub-Advisory Agreement will be on or about August 16, 2013 (the “Effective Date”). On the Effective Date, the current Investment Sub-Advisory Agreements between VALIC and each of the Fund’s current sub-advisers, Wells Capital Management Incorporated (“Wells Capital”) and Century Capital Management, LLC (“Century”) will be terminated and the following changes will become effective:

Risk/Return [Heading]	rr_RiskReturnHeading	Small-Mid Growth Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the Fund Summary, the Principal Investment Strategies of the Fund will be deleted in its entirety and replaced with the following:

The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. In pursuing that objective, the Fund invests in equity securities of small- and medium-sized companies. The sub-adviser may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets in the common stock of small- and medium-sized companies located in domestic (U.S.) markets. Generally, small- and medium-sized companies include companies whose market capitalizations, at the time of purchase, are within the range of the market capitalization of companies constituting the Russell 2500® Growth Index. If the market capitalization of a company held by the Fund moves outside of this range, the Fund is not required to sell the securities. As of May 29, 2013, the market capitalization range of the Russell 2500® Growth Index was between $22.17 million and $12.09 billion.

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and such other securities as the Fund and the securities lending agent may agree upon.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Under Performance Information, the first two paragraphs are deleted in their entirety and replaced with the following:

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the Russell 2500® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

Goldman Sachs Asset Management, L.P. (“GSAM”) assumed sub-advisory responsibility on August 16, 2013. Prior to this time, the Fund was sub-advised by Wells Capital Management Incorporated and Century Capital Management, LLC (“Century Capital”).

Effective August 16, 2013, the Fund changed its benchmark from the Russell 2000® Growth Index to the Russell 2500® Growth Index. Management believes the Russell 2500® Growth Index better reflects the investment style of the new sub-adviser.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the Russell 2500 Growth Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective August 16, 2013, the Fund changed its benchmark from the Russell 2000 Growth Index to the Russell 2500 Growth Index. Management believes the Russell 2500 Growth Index better reflects the investment style of the new sub-adviser.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table reflecting Average Annual Total Returns for the periods ended December 31, 2011 is deleted in its entirety and replaced with the following:
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Date: July 16, 2013
Russell 2500® Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.57%)
5 Years	rr_AverageAnnualReturnYear05	2.89%
Since Inception	rr_AverageAnnualReturnSinceInception	4.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2005
Russell 2000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2005
Small-Mid Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.36%)
5 Years	rr_AverageAnnualReturnYear05	(0.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2005